SUBSIDIARIES (Tables)	12 Months Ended
Mar. 31, 2022
SCHEDULE OF SUBSIDIARIES

Name of entity	Place of Incorporation and operation	Principal activities	Particulars of issued/registered share capital	Percentage of ownership interest
8i Enterprises Acquisition Corp	British Virgin Islands	Investment holding	1 ordinary share of US$1 each	Direct 100%
Diginex Limited	Hong Kong	Investment holding and provision of support services to the Group	1,779,708 ordinary shares (US$83,478,807)	Indirect 100%
10,000 ordinary shares (HK$10,000)
Eqonex (HK) Limited (formerly known as Diginex Strategic Limited)	Hong Kong	Investment holding	10,000 ordinary shares (HK$10,000)	Indirect 100%
DigitalTech Global Limited (formerly known as Diginex Global Limited)	Hong Kong	Investment holding	10,000 ordinary shares (HK$10,000)	Indirect 100%
Eqonex Solutions Limited (formerly known as Diginex Solutions Limited)	Hong Kong	Investment holding	10,000 ordinary shares (HK$10,000)	Indirect 100%
Eqonex Solutions Pte Limited (formerly known as Diginex Solutions Pte Limited)	Singapore	Technology service provider	10,000 ordinary shares of par value $1 each	Indirect 100%
Digital Software Technology Pte. Ltd.	Singapore	Technology service provider	1 ordinary share of SG$1	Indirect 100%
Eqonex Financial Services Limited (formerly known as Diginex Financial Services Limited)	Hong Kong	Investment holding	10,000 ordinary shares (HK$10,000)	indirect 100%
Eqonex Markets Limited (formerly known as Diginex Markets Limited)	Hong Kong	Financial trading	10,000 ordinary shares (HK$10,000)	Indirect 100%
Diginex Capital (Hong Kong) Limited	Hong Kong	Not yet commenced business	10,000 ordinary shares (HK$10,000)	Indirect 100%
Bletchley Park Asset Management (Hong Kong) Limited	Hong Kong	Fund Investment Manager	9,935,369 ordinary shares (HK$9,935,369)	Indirect 100%
Eqonex SA (formerly known as Diginex SA)	Switzerland	Fund Investment Manager	100,000 ordinary shares of CHF1 each	Indirect 100%
EQONEX Capital Pte. Ltd. (formerly known as Diginex Capital Pte. Limited)	Singapore	Provision of Digital Asset Exchange	100,000 ordinary shares of SG$1 each	Indirect 100%

Digital Markets Ltd	Republic of Seychelles	Risk management trading	1 ordinary share of US$1	Indirect 100%
Digital Software Technology Vietnam Limited Liability Company	Vietnam	Technology service provider	Share capital of VND54,584,500	Indirect 100%
Digital Management Ltd	Republic of Seychelles	Financial trading	1 ordinary share of US$100	Indirect 100%
Digital Software Technology Ltd	Republic of Seychelles	Technology service provider	1 ordinary share of US$100	Indirect 100%
Eqonex Digital Technology Limited	Gibraltar	Financial trading	1 ordinary share of GBP 1	Indirect 100%
Eqonex Ventures Limited (formerly known as Diginex Ventures Limited)	Hong Kong	Investment holding	10,000 ordinary shares (HK$10,000)	Indirect 100%
深圳市數塊鏈科技有限公司 (“Diginex Limited China”)	The People’s Republic of China	Not yet commenced business	Registered capital of RMB300,000	Indirect 100%
Diginex Data Centre Services Limited	Hong Kong	Data Centre Services	10,000 ordinary shares (HK$10,000)	Indirect 100%
Diginex Co., Ltd. (Korea)	Republic of Korea	Not yet commenced business	20,000 ordinary shares of KRW 500 each	Indirect 100%
Eqonex GmbH (formerly known as Diginex GmbH)	Germany	Software development	25,000 ordinary shares of EUR1 each	Indirect 100%
Diginex Global Market Holdings Limited	Hong Kong	Investment holding	10,000 ordinary shares (HK$10,000)	Indirect 100%
Diginex Capital (Jersey) Limited	Jersey	Not yet commenced business	1,000,000 ordinary shares of par value USD0.01 each	Indirect 100%
Diginex (UK) Limited	United Kingdom	Investment holding	8,350 ordinary shares of GBP1p each	Indirect 100%
DigivaultLimited	United Kingdom	Provision of digital asset custody	3,400 ordinary shares of GBP1p each 600 ordinary B shares of GBP1p each	Indirect 100% (2021: 85%) note (a)
1,650 preference shares of GBP1 each
Digivault GmbH	Germany	Inactive	25,000 ordinary shares of EUR1	Indirect 100% (2021: 85%)
Bletchley Park Asset Management Jersey Limited	Jersey	Fund investment manager	10,000 ordinary shares of US$1 each	Indirect 100%
EQONEX Investment Products S.A.R.L. (formerly known as EQUOS Investment Products S.A.R.L.)	Luxembourg	Not yet commenced business	12,000 ordinary shares of EUR1 each	Indirect 100%
Eqonex Capital Limited (formerly known as Diginex Capital Limited)	United Kingdom	Financial services	1 ordinary share of GBP1	Indirect 100%